Risks and Concentration	12 Months Ended
Dec. 31, 2016
Risks and Concentration
Risks and Concentration

3     Risks and Concentration

a     Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and time deposits. The Company limits its exposure to credit loss by depositing its cash and cash equivalents and time deposits with financial institutions in the PRC, Hong Kong, Philippines and the United States, which are among the largest and most reputable with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Company periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2015 and 2016, the Group had RMB10,387 and RMB23,912 in cash and cash equivalents with a large bank in Hong Kong, respectively. Hong Kong has an official Deposit Protection Scheme (DPS), similar to the Federal Deposit Insurance Corporation (FDIC) in the United States. Deposits in the licensed banks are protected by DPS, up to a limit of HKD500,000. In addition, the Group believes that the risk of failure of the Hong Kong bank is remote.

As of December 31, 2015 and 2016, the Group had RMB27,338 and RMB233,495 in cash and cash equivalents, and RMB123,078 and RMB372,150 (US$53,601) time deposits with large domestic banks in China, respectively. In May 2015, a new Deposit Insurance System (DIS) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks are protected by DIS, up to a limit of RMB500,000. In addition, the Group believes that the risk of failure of the banks in China is remote.

b     Major customers and supplying channels

There were no customers whose revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2014, 2015 and 2016.

Also there were no distribution channels individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2014, 2015 and 2016.

c     Concentration of  foreign currency risks

For the years ended December 31, 2015 and 2016, the majority of the Group’s revenues derived were in RMB. As of December 31, 2015 and 2016, the Group’s cash and cash equivalents and time deposits balance denominated in RMB was RMB74,862 and RMB210,163, accounting for 35.0% and 32.5% of the Group’s total cash and cash equivalents and time deposits balance. As of December 31, 2015 and 2016, the Group’s liabilities balance denominated in RMB was RMB353,592 and RMB837,417, accounting for 93.6% and 95.7% of its total liabilities balance, respectively.

RMB is not freely convertible into foreign currencies. The value of the RMB is affected by changes in central government policies and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by companies in China must be processed through PBOC or other PRC foreign exchange regulatory bodies and requires certain supporting documentation in order to affect the remittance.